................................
                                                .         OMB Approval         .
                                                ................................
                                                .OMB Number: 3235-0006         .
                                                .Expires: December 31, 2009    .
                                                .Estimated average burden hours.
                                                .per response              22.6.
                                                ................................





                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year of Quarter Ended: September 30, 2009

                 Check here if Amendment [ ]; Amendment Number:

                       This Amendment (Check only one.):
                          [ ] is a restatement.
                          [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                      Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 2100
                        San Francisco, California 94111

                        Form 13F File Number: 028-03896

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                                Managing Member
                                 (415) 421-2132





                               /s/ Mark C. Wehrly
                           -------------------------
                           San Francisco, California
                               November 16, 2009

                               Explanatory Note:
   In prior Forms 13F filed by this Manager, including the Form 13F filed on August 14, 2009, the List of Other Managers Reporting for this Manager included ChinaRock Capital Management Limited ("ChinaRock"). ChinaRock no longer reports any securities with respect to which this Manager has investment discretion and therefore is no longer included in such List.


                                  Report Type:
                             13F Combination Report


               List of Other Managers Reporting for this Manager:

                         Noonday Asset Management, L.P.
                        Form 13F File Number: 028-11402

                             Form 13F Summary Page

                                 Report Summary

                       Number of Other Included Managers

                                       1

                    Form 13 F Information Table Entry Total:

                                       46

                    Form 13 F Information Table Value Total:

                             $1,483,226 (thousands)

                        List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 028-06372
Name:  Farallon Partners, L.L.C.

                                                                FORM 13F INFORMATION TABLE
                                                          VALUE   SHARES/      SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT      PRN CALL DSCRETN MANAGERS SOLE         SHARED  NONE
----------------------------- ---------------- --------- -------- ------------ --- ---- ------- -------- ------------ ------- -----
AETNA INC NEW                 COM              00817Y108  139,150    5,000,000 SH  CALL OTHER   01          5,000,000
AMERICA MOVIL SAB DE CV       SPON ADR L SHS   02364W105   27,481      627,000 SH       OTHER   01            627,000
APOLLO GROUP INC              CL A             037604105   56,063      761,004 SH       OTHER   01            761,004
BEACON ROOFING SUPPLY INC     COM              073685109   15,101      945,000 SH       OTHER   01            945,000
BMC SOFTWARE INC              COM              055921100   27,022      720,000 SH       OTHER   01            720,000
BURLINGTON NORTHN SANTA FE C  COM              12189T104   53,646      672,000 SH       OTHER   01            672,000
CAPITALSOURCE INC             COM              14055X102   80,271   18,495,721 SH       OTHER   01         18,495,721
CAPITALSOURCE INC             NOTE  7.250% 7/1 14055XAG7   30,443   36,000,000 PRN      OTHER   01         36,000,000
CAPITALSOURCE INC             DBCV  4.000% 7/1 14055XAE2    8,588   10,000,000 PRN      OTHER   01         10,000,000
CARRIZO OIL & CO INC          NOTE  4.375% 6/0 144577AA1   33,143   41,155,000 PRN      OTHER   01         41,155,000
CHINA HOUSING & LAND DEV INC  COM              16939V103      418      108,466 SH       OTHER   01            108,466
CROWN CASTLE INTL CORP        COM              228227104   28,851      920,000 SH       OTHER   01            920,000
DISCOVERY COMMUNICATNS NEW    COM SER A        25470F104   51,732    1,790,654 SH       OTHER   01          1,790,654
EASTMAN KODAK CO              NOTE  3.375%10/1 277461BE8   22,454   22,500,000 PRN      OTHER   01         22,500,000
EXPRESS SCRIPTS INC           COM              302182100   30,256      390,000 SH       OTHER   01            390,000
FOCUS MEDIA HLDG LTD          SPONSORED ADR    34415V109   45,816    4,150,000 SH       OTHER   01          4,150,000
FREIGHTCAR AMER INC           COM              357023100   28,674    1,180,000 SH       OTHER   01          1,180,000
GEOEYE INC                    COM              37250W108   15,237      568,549 SH       OTHER   01            568,549
GOOGLE INC                    CL A             38259P508    8,925       18,000 SH       OTHER   01             18,000
HUNT J B TRANS SVCS INC       COM              445658107   22,973      715,000 SH       OTHER   01            715,000
HURRAY HLDGS CO LTD           SPONSORED ADR    447773102    1,108      295,482 SH       OTHER   01            295,482
INTERVAL LEISURE GROUP INC    COM              46113M108    8,401      674,245 SH       OTHER   01            674,245
ISHARES TR                    RUSSELL 2000     464287655   46,084      765,000 SH  PUT  OTHER   01            765,000
JONES LANG LASALLE INC        COM              48020Q107   37,270      786,778 SH       OTHER   01            786,778
KENDLE INTERNATIONAL INC      NOTE  3.375% 7/1 48880LAA5   14,514   16,400,000 PRN      OTHER   01         16,400,000
KNOLOGY INC                   COM              499183804   38,261    3,924,177 SH       OTHER   01          3,924,177
LINKTONE LTD                  ADR              535925101    2,699    1,279,000 SH       OTHER   01          1,279,000
MARVEL ENTERTAINMENT INC      COM              57383T103   15,382      310,000 SH       OTHER   01            310,000
MASTERCARD INC                CL A             57636Q104   35,174      174,000 SH       OTHER   01            174,000
MI DEVS INC                   CL A SUB VTG     55304X104   32,634    2,419,116 SH       OTHER   01          2,419,116
MONSANTO CO NEW               COM              61166W101   28,870      373,000 SH       OTHER   01            373,000
MSCI INC                      CL A             55354G100   64,834    2,188,862 SH       OTHER   01          2,188,862
NEKTAR THERAPEUTICS           NOTE  3.250% 9/2 640268AH1    4,970    5,460,000 PRN      OTHER   01          5,460,000
OLD DOMINION FGHT LINES INC   COM              679580100    7,830      257,300 SH       OTHER   01            257,300
ORACLE CORP                   COM              68389X105   41,722    2,002,000 SH       OTHER   01          2,002,000
PRICELINE COM INC             COM NEW          741503403   20,230      122,000 SH       OTHER   01            122,000
RAM ENERGY RESOURCES INC      COM              75130P109      515      425,416 SH       OTHER   01            425,416
ROCKWELL COLLINS INC          COM              774341101   25,908      510,000 SH       OTHER   01            510,000
SANDRIDGE ENERGY INC          COM              80007P307   28,205    2,176,298 SH       OTHER   01          2,176,298
SBA COMMUNICATIONS CORP       COM              78388J106   16,759      620,000 SH       OTHER   01            620,000
SCHWAB CHARLES CORP NEW       COM              808513105   14,363      750,000 SH       OTHER   01            750,000
SIRIUS SATELLITE RADIO INC    NOTE  3.250%10/1 82966UAD5   36,140   42,888,000 PRN      OTHER   01         42,888,000
TOWN SPORTS INTL HLDGS INC    COM              89214A102   12,353    4,921,384 SH       OTHER   01          4,921,384
TRANSDIGM GROUP INC           COM              893641100   36,013      723,000 SH       OTHER   01            723,000
VISA INC                      COM CL A         92826C839  136,976    1,982,000 SH       OTHER   01          1,982,000
YINGLI GREEN ENERGY HLDG CO   NOTE        12/1 98584BAA1   49,767   47,350,000 PRN      OTHER   01         47,350,000